Segment and Geographical Information (Operating Results of Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 57,277	$ 47,143
Depreciation and amortization	369	324
Loss from continuing operations	(3,871)	(3,291)
Total assets from continuing operations	26,335	21,808
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	1	1
Loss from continuing operations	(705)	(852)
Total assets from continuing operations	384	427
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	56,935	46,867
Depreciation and amortization	327	296
Loss from continuing operations	(1,572)	(811)
Total assets from continuing operations	25,410	20,995
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	342	276
Depreciation and amortization	41	27
Loss from continuing operations	(1,594)	(1,628)
Total assets from continuing operations	$ 541	$ 386